Commitments and Contingencies Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments for operating leases

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Operating lease obligations	$9,826	$1,417	$5,929	$1,110	$1,370

Schedule of minimum payments for purchase obligations

(In thousands)	Total	Less Than 1 Year	1 - 3 Years	4 - 5 Years	More Than 5 Years
Purchase obligations and other commitment	$287,819	$284,534	$1,798	$538	$949